Business Combinations	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Business Combinations [Line Items]
BUSINESS COMBINATIONS

NOTE 2. BUSINESS COMBINATIONS

2025 Acquisitions (Successor)

During the six months ended June 30, 2025, the Company completed two business combinations, which were not significant to the interim statements, either individually or in the aggregate. Total net aggregate cash consideration was $16.7 million. The amount of service revenue from these acquisitions included in the Company’s interim statements for the three and six months ended June 30, 2025, was $1.8 million and $3.0 million, respectively. The amount of net income from these acquisitions for the three and six months ended June 30, 2025, was not significant. The Company recorded a total $3.9 million of goodwill related to these acquisitions; $2.5 million was assigned to the U.S. reporting unit and $1.4 million was assigned to the Canadian reporting unit. The Company expects to finalize the purchase price allocation for each of these acquisitions by December 31, 2025.

2024 Acquisitions

Successor Period

On July 30, 2024, the Company completed the Acuren Acquisition, whereby it obtained control of ASP Acuren and concurrently changed its name to Acuren Corporation. The aggregate purchase consideration transferred to the shareholders of ASP Acuren (the “Sellers”) totaled $1.9 billion, which included: i) a cash payment made at the Closing Date of $1.9 billion, of which $5.2 million was subsequently returned to the Company related to a net working capital adjustment and settlement between the Company and Sellers (recognized as a measurement period adjustment) and ii) 0.4 million Acuren British Virgin Islands ordinary shares of the Company with an estimated fair value of $4.0 million.

The Acuren Acquisition was accounted for under the acquisition method of accounting. The purchase price has been allocated to the tangible assets and identifiable intangible assets acquired and liabilities assumed based upon their estimated fair values, with the exception of deferred income tax assets acquired and liabilities assumed, contract assets and liabilities, certain lease related assets and liabilities, and indemnification assets. The Company finalized the valuation and completed the purchase price allocation as of June 30, 2025 prior to the end of the measurement period.

The following table summarizes the fair value of consideration transferred and the estimated fair values of the assets acquired and liabilities assumed at the Closing Date:

Cash consideration	$1,871,642
Equity consideration	4,000
Total consideration	$1,875,642
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	49,456
Accounts receivables, net	270,849
Prepaid and other current assets	9,302
Property and equipment	199,760
Lease assets	27,530
Intangible assets	775,000
Other assets	13,674
Deferred tax assets	813
Accounts payable	(17,035)
Accrued expenses and other current liabilities	(76,446)
Deferred tax liabilities	(167,944)
Lease obligations	(54,900)
Other liabilities	(20,016)
Total identifiable net assets acquired	1,010,043
Goodwill	$865,599

Predecessor Period

During the six months ended June 30, 2024, the Company completed three business combinations, which were not significant to the interim statements, either individually or in the aggregate. Total cash consideration was $47.6 million. The amount of revenue from these acquisitions included in the Company’s interim statements for the three and six months ended June 30, 2024, was $6.4 million and $7.5 million, respectively. The amount of net income from these acquisitions for the three and six months ended June 30, 2024, was not significant. The Company recorded a total $22.2 million of goodwill related to these acquisitions.

Note 3. Business Combinations

Successor Period

On May 21, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which AAL Merger Sub, Inc., a wholly-owned subsidiary, merged with ASP Acuren resulting in ASP Acuren becoming a wholly owned subsidiary of the Company. In accordance with the terms of the Merger Agreement, on July 30, 2024, the Company completed the Acuren Acquisition and obtained control of ASP Acuren and, concurrently changed its name to Acuren Corporation.

The aggregate purchase price consideration transferred to the shareholders of ASP Acuren (the “Sellers”) totaled $1.88 billion, which included: i) a cash payment made at the Closing Date of $1.88 billion, of which $5.2 million was subsequently returned to the Buyers related to a net working capital adjustment and settlement between the company and Sellers and recognized as a measurement period adjustment and ii) 0.4 million Acuren British Virgin Islands (“Acuren BVI”) Ordinary Shares of the Company with an estimated fair value of $4.0 million. The Company funded the cash portion of the purchase price with a combination of $568.0 million cash on hand, a $775.0 million senior loan facility (see “Note 12. Debt”) and an aggregate of approximately $675.0 million of gross proceeds from PIPE Financing and Warrant Financing (defined below in “Note 4. Shareholders’ Equity”) inclusive of $4.0 million of non-cash rollover equity (see “Note 4. Shareholders’ Equity — 2024 Capital Raise”). In conjunction with the debt financing, the Company incurred $19.5 million in debt issuance costs that are amortized using the effective interest method over the life of the senior loan facility as well as debt issuance costs of $1.9 million related to the Revolving Credit Facility which will be amortized on a straight-line basis over the 5-year term of the Revolving Credit Facility. In conjunction with the PIPE Financing and Warrant financing, the Company incurred equity issuance costs of $3.7 million that were recorded as a reduction of equity.

The Acuren Acquisition was accounted for under the acquisition method of accounting. The purchase price has been allocated to the tangible assets and identifiable intangible assets acquired and liabilities assumed based upon their estimated fair values, with the exception of deferred income tax assets acquired and liabilities assumed, contract assets and liabilities, certain lease related assets and liabilities, and indemnification assets. During the fourth quarter of 2024, measurement period adjustments were recorded based on information obtained about facts and circumstances that existed as of the acquisition date and the purchase price allocated to the tangible assets and identifiable intangible assets acquired and liabilities assumed was finalized, including the allocation of goodwill to reporting units.

The excess of the purchase price over the fair value of the tangible and intangible net assets acquired and liabilities assumed has been recorded as goodwill. The Acuren Acquisition resulted in recorded goodwill as a result of a higher consideration multiple paid relative to prior similar acquisitions driven by maturity and quality of the operations and industry, including workforce, and how the Company expects to leverage this business within the public capital markets to create additional value for its shareholders. The Company has assigned goodwill amounts of approximately $352.4 million and $513.2 million to the United States and Canada segments, respectively. Goodwill is not expected to be to be deductible for tax purposes.

The Company expects to finalize the valuation and complete the purchase price allocations (principally in respect of deferred tax aspects) no later than one year from the acquisition date. The following table summarizes the fair value consideration transferred and the estimated fair values of the assets acquired and liabilities assumed at the date of the Acuren Acquisition:

Cash consideration	$1,871,642
Equity consideration	4,000
Total estimated consideration	$1,875,642
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	49,456
Accounts receivables, net	270,849
Prepaid and other current assets	9,302
Property, plant and equipment, net	199,760
Lease assets	27,530
Intangible assets, net	775,000
Other assets	13,674
Deferred tax asset	813
Accounts payable	(17,035)
Accrued expenses and other current liabilities	(76,446)
Deferred tax liability	(167,944)
Lease obligations	(54,900)
Other liabilities	(20,016)
Total identifiable net assets	1,010,043
Goodwill	$865,599

As of the acquisition date, the Company made a measurement period adjustment of $1.9 million to trade receivables based on evaluation of collectability. Additionally, the deferred tax liability amount has been reduced by $23.4 million to reflect an overstated step-up in the estimated value for property, plant and equipment acquired.

As part of the purchase price allocation, the Company determined the identifiable intangible assets included customer relationships, tradenames and trademarks, and technology. The fair value of the customer relationships and tradenames and trademarks was estimated using variations of the income approach. Specifically, the multi-period excess earnings method was utilized to estimate the fair value of the customer relationships and the relief from royalty method was utilized to estimate the fair value of the tradenames and trademarks. The customer relationships intangible asset pertains to ASP Acuren’s non-contractual relationships with its customers. Tradenames and trademarks relate to the individual acquired subsidiaries’ names and overall consolidated group name and related industry recognition. The cash flow projections were discounted using rates ranging from 10.7% to 11.0%. The cash flows were based on estimates used to price the transaction, including market participant considerations. The discount rates applied to the cash flows were benchmarked with reference to the implied rate of return from the transaction model and the weighted average cost of capital. The fair value of existing technology was estimated under the replacement cost approach, which is based on the cost of a market participant to reconstruct a new asset with equivalent utility. Technology represents ASP Acuren’s advanced inspection technology.

The following table summarizes the fair value of the identifiable intangible assets:

Customer relationships	$670,000
Tradenames and trademarks	100,000
Technology	5,000
Total intangible assets	$775,000

The estimated useful lives over which the intangible assets will be amortized are as follows: customer relationships (15 years), tradenames and trademarks (15 years), and technology (5 years).

The fair value of property, plant and equipment was estimated using the cost approach. The cost approach is based on the estimated amount that currently would be required to replace the service capacity of the asset. The estimated amount is based on the cost to a market participant to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

Pursuant to the terms of the Merger Agreement, approximately $29.0 million of cash consideration was placed into escrow. The escrow accounts were established for purposes of satisfying any post-closing purchase price adjustments and related expenses as outlined under the Merger Agreement. The escrow account expired during the first quarter of 2025 when the Final Closing Statement (as defined in the Merger Agreement) was determined and settled between the Company and Sellers. Pursuant to the Final Closing Statement, $5.2 million was returned to the Buyers related to a net working capital settlement and adjustment with the balance of the escrow account totaling $23.8 million being released to the Sellers.

In conjunction with a previous acquisition, ASP Acuren was indemnified for certain uncertain tax positions through a funded indemnity escrow account and recognized a liability for an uncertain tax position as well as an indemnification asset as the amount was deemed realizable. In conjunction with the Acuren Acquisition, the Company recognized a liability for an uncertain tax position and an indemnification asset of $12.8 million, which is recorded as a component of other liabilities and other assets, respectively. During the fourth quarter of the Successor period ended December 31, 2024 the Company released $8.4 million of the liability and indemnification asset pursuant to the terms of the previous acquisition agreement.

In conjunction with the Acuren Acquisition, the Company incurred approximately $14.0 million of transaction expenses prior to the closing. These costs were expensed as incurred and recognized in the income statement of Admiral Acquisition Limited prior to the business combination. Since the Predecessor period for purposes of these financial statements was deemed to be the historical results of ASP Acuren, these transaction costs are not presented in the consolidated statement of comprehensive income (loss) for the Predecessor periods. However, these transaction costs are reflected in the Company’s accumulated deficit balance as of July 30, 2024 (Successor). For the period from July 30, 2024 through December 31, 2024 (Successor), the Company incurred approximately $36.0 million of transaction costs in conjunction with or subsequent to the closing of the Acuren Acquisition which were expensed as incurred and included an investment banking success fee in the amount of $11.6 million that was contingent upon the successful closing of the Acuren Acquisition.

For the period from January 1, 2024 through July 29, 2024 (Predecessor), ASP Acuren incurred pre-acquisition transaction costs of approximately $5.2 million of legal and advisory costs recognized in transaction costs in the Predecessor consolidated statement of operations and other comprehensive income (loss). In addition to the transaction costs that were expensed, ASP Acuren incurred and paid investment banking success fees totaling approximately $40.4 million. These fees were contingent upon the successful completion of the Acuren Acquisition and did not include any future service requirements. As such, these costs are presented “on the line” and are not reflected in either Predecessor or Successor consolidated statements of operations and other comprehensive income (loss). “On the line” describes those expenses triggered by the consummation of a business combination that were incurred by the acquiree, that are not recognized in the results of operations of either the Predecessor or Successor as they are not directly attributable to either period but instead were contingent on the business combination.

As a result of a change in control provision for acquiree stock-based awards, certain unvested stock-based awards immediately vested in conjunction with the Acuren Acquisition, resulting in the immediate recognition of compensation expense of approximately $27.8 million (see “Note 17. Share-based Compensation”). As such, both of these costs are presented “on the line” and are not reflected in either Predecessor or Successor consolidated statements of operations and other comprehensive income (loss).

In connection with the Acuren Acquisition, ASP Acuren repaid its existing credit facilities and recognized a loss related to the extinguishment of its existing credit facilities, including the write-off of unamortized borrowing costs, of $9.1 million, which is presented as loss on extinguishment of debt in the Predecessor consolidated statement of operations and other comprehensive income (loss) for the period from January 1, 2024 to July 29, 2024.

The results of operations for ASP Acuren are included in the consolidated financial statements of the Company from the date of the Acuren Acquisition. Total revenues of approximately $463.5 million presented in the Successor consolidated financial statements for the period July 30, 2024 through December 31, 2024 is attributable to ASP Acuren, of which approximately $267.1 million and $197.5 million relate to the Company’s United States and Canada reportable segments, respectively.

The following unaudited pro forma consolidated financial information reflects the results of operations of the Company for the year ended December 31, 2024 (Successor) and 2023 (Predecessor) as if the Acuren Acquisition and related financing had occurred as of January 1, 2023, after giving effect to certain purchase accounting and financing adjustments. These amounts are based on financial information of ASP Acuren and is not necessarily indicative of what Company’s operating results would have been had the Acuren Acquisition and related financing taken place on January 1, 2023.

	Successor December 31, 2024	Predecessor December 31, 2023
Net revenue	$1,097,393	$1,050,057
Net loss	(26,075)	(155,315)

Successor and Predecessor periods have been combined in the pro forma results for the year ended December 31, 2024 with pro forma adjustments to adjust for the different basis in accounting between the Successor and the Predecessor. Pro forma adjustments to give effect as of January 1, 2023 include additional depreciation and amortization expense related to the fair value of acquired property and equipment and intangible assets, interest expense under the Company’s $775 million senior loan facility, adjustments for interest and investment income on cash and cash equivalents and investments in marketable securities held by the Company for the year ended December 31, 2024 and 2023 related to the initial IPO proceeds generated and invested until the completion of the Acuren Acquisition, and the proceeds used to complete the Acuren Acquisition concurrently. Further adjustments assume income taxes for the Predecessor and Successor periods were based on a blended U.S. federal and state statutory rate. Total transaction costs of $5.2 million (Predecessor) and $36.0 million (Successor), which were expensed and have been included as a component of selling, general and administrative expenses, were reflected as if the transaction occurred as of January 1, 2023.

Predecessor Period

2024 Acquisitions

From January 1, 2024 through July 29, 2024, the Company acquired three businesses for total aggregate consideration of $47.6 million in cash. The Company recorded an aggregate of $20.8 million of goodwill related to these acquisitions ($14.8 million assigned to the Canadian reporting unit and $6.0 million assigned to the U.S. reporting unit).

2023 Acquisitions

During the year ended December 31, 2023 the Company acquired one business for total consideration of $6.0 million of cash. The Company recorded $2.6 million of goodwill, all of which was assigned to the U.S. reporting unit.

2022 Acquisitions

During the year ended December 31, 2022 the Company acquired two businesses for total consideration of $45.5 million in cash. One acquisition was accounted for as a bargain purchase and as a result, the Company recognized a gain of $12.5 million associated with the acquisition in other income, net on the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2022. The Company believes the bargain purchase gain was primarily the result of the sellers’ desire to exit quickly due to a slowdown in their business and lingering uncertainty in the business surrounding the COVID-19 pandemic, as well as uncertainty around certain of Versa’s tax positions that were not resolved until the sale was completed. Further, with the Company’s existing infrastructure, scale and expertise, the Company believes it has access to the necessary synergies to allow necessary operational improvements to be implemented more efficiently than the seller. The Company recorded $2.0 million of goodwill for the other acquisition. All of this goodwill was assigned to the Canadian reporting unit.

Each acquisition was accounted for under the acquisition method of accounting, with the purchase price allocated based on the fair value to the individual assets acquired and liabilities assumed. The fair value of property, plant and equipment was determined by using the cost approach. The cost approach is based on the amount that currently would be required to replace the service capacity of the asset. The amount is based on the cost to a market participant to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence. The Company engages third-party valuation specialists to assist with preparation of critical assumptions and calculations of the fair value of acquired tangible and intangible assets in connection with significant acquisitions.

As part of the acquisitions, the Company identified intangible assets consisting of customer relationships and tradenames. The fair values of the acquired customer relationships intangible assets were determined using the income approach. Specifically, the Company used the multi-period excess earning method to estimate the fair value of customer relationships, which utilized the following significant assumptions and inputs: projected financial information, probability of renewal, contributory asset charges, income tax rates, depreciation, and discount rates, resulting in a non-recurring Level 3 fair value measurement. The fair value of the tradename intangible assets was estimated using the relief from royalty method. The relief from royalty method assumes that, in lieu of ownership, a firm would be willing to pay a royalty in order to exploit the related benefits of this asset class. Intangibles acquired in these acquisitions during the period ended July 29, 2024 and the year ended December 31, 2023 were estimated to be $22.2 million and $2.3 million, respectively.

Goodwill is attributable to the workforce of the acquired businesses, the complementary strategic fit and resulting synergies these businesses bring to existing operations, and the opportunities in new markets expected to be achieved from the expanded platform. For the period from January 1, 2024 through July 29, 2024 and for the years ended December 31, 2023 and 2022, goodwill resulting from business acquisitions during those respective periods totaling $1.4 million and $2.6 million, respectively, is deductible for income tax purposes.

The amounts of revenue and operating income (loss) from Predecessor period acquisitions included in the Company’s consolidated statement of operations and comprehensive income (loss) for the period from July 30 to December 31, 2024 (Successor), and January 1 to July 29, 2024 (Predecessor) and the years ended December 31, 2023 and 2022 (Predecessor), are as follows:

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Revenue	$11,820	$10,840	$1,438	$17,618
Operating income (loss)	1,173	1,040	421	(3,509)

NV5 Global, Inc. [Member]
Business Combinations [Line Items]
BUSINESS COMBINATIONS

Note 5 – Business Acquisitions

2025 Acquisitions

The Company has completed five acquisitions during 2025. The aggregate purchase price for the five acquisitions was $14,577, including $7,798 in cash, $3,188 in the form of promissory notes, $1,688 in the Company’s common stock, and a potential earn-out of up to $2,800 payable in cash, which has been recorded at an estimated fair value of $1,903. A probability-weighted approach was used to determine the fair value of the earn-out, which is a generally accepted valuation technique that embodies all significant assumption types. The final determination of the fair values of assets and liabilities will be completed within the one-year measurement period as required by ASC 805. The 2025 acquisitions will necessitate the use of this measurement period to adequately analyze and assess the factors used in establishing the asset and liability fair values as of the relevant acquisition date, including intangible assets, accounts receivable, prepaid expenses, deferred tax liabilities, and certain other liabilities.

2024 Acquisitions

The Company completed eleven acquisitions during 2024. The aggregate purchase price for the eleven acquisitions was $87,532, including $66,733 in cash, $3,059 in the form of promissory notes, $5,859 in the Company’s common stock, and potential earn-outs of up to $17,475 payable in cash and stock, which have been recorded at an estimated fair value of $11,881. The cash portions of the purchase prices and other related costs associated with the transactions were partially financed through the Company’s amended and restated credit agreement (the “Second A&R Credit Agreement” or “Senior Credit Facility”) with Bank of America, N.A. and other lenders party thereto. See Note 10, Notes Payable and Other Obligations, for further detail on the Second A&R Credit Agreement. An option-based model and a probability-weighted approach were used to determine the fair value of the earn-outs, which are generally accepted valuation techniques that embody all significant assumption types. In order to determine the fair values of tangible and intangible assets acquired and liabilities assumed, the Company engaged an independent third-party valuation specialist to assist in the determination of fair values. The final determination of the fair values of assets and liabilities will be completed within the one-year measurement period as required by ASC 805. The 2024 acquisitions will necessitate the use of this measurement period to adequately analyze and assess the factors used in establishing the asset and liability fair values as of the relevant acquisition date, including intangible assets, accounts receivable, prepaid expenses, and certain other liabilities.

The following table summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition date for the acquisitions closed during the six months ended June 28, 2025 and the fiscal year ended December 28, 2024:

	2025	2024
	Total	Total
Cash	$333	$2,101
Billed and unbilled receivables, net	6,692	10,435
Right-of-use assets	815	3,386
Property and equipment	214	1,762
Prepaid expenses	1,286	1,108
Other assets	54	65
Intangible assets:
Customer relationships	3,065	35,048
Trade name	146	1,272
Customer backlog	1,569	6,334

Non-compete	588	3,694
Total Assets	$14,762	$65,205
Liabilities	(3,756)	(7,386)
Deferred tax liabilities	(1,693)	(376)
Net assets acquired	$9,313	$57,443

Consideration paid (Cash, Notes and/or stock)	$12,674	$75,651
Contingent earn-out liability (Cash and stock)	1,903	11,881
Total Consideration	$14,577	$87,532
Excess consideration over the amounts assigned to the net assets acquired (Goodwill)	$5,264	$30,089

Goodwill was recorded based on the amount by which the purchase price exceeded the fair value of the net assets acquired and the amount is attributable to the reputation of the business acquired, the workforce in place and the synergies to be achieved from these acquisitions. See Note 8, Goodwill and Intangible Assets, for further information on fair value adjustments to goodwill and identified intangibles.

The condensed consolidated financial statements of the Company include the results of operations from any business acquired from their respective dates of acquisition. The following table presents the results of operations of businesses acquired from their respective dates of acquisition for the three and six months ended June 28, 2025 and June 29, 2024.

	Three Months Ended		Six Months Ended
	June 28, 2025	June 29, 2024	June 28, 2025	June 29, 2024
Gross revenues	$4,632	$10,975	$7,005	$16,613
Income before income taxes	$203	$3,572	$134	$5,648

General and administrative expenses for the three and six months ended June 28, 2025 and June 29, 2024 include acquisition-related costs pertaining to the Company’s acquisition activities. Acquisition-related costs were not material to the Company’s condensed consolidated financial statements.

The following table presents the unaudited, pro forma consolidated results of operations (in thousands, except per share amounts) for the three and six months ended June 28, 2025 and June 29, 2024 as if the fiscal 2025 and 2024 acquisitions had occurred at the beginning of fiscal year 2024. The pro forma information provided below is compiled from pre-acquisition financial information and includes pro forma adjustments for amortization expense of intangible assets to reflect the fair value of identified assets acquired, to record the effects of financing from the Company’s Senior Credit Facility, to record the effects of promissory notes issued, adjustments to other certain expenses, and to record the income tax impact of these adjustments. The pro forma results are not necessarily indicative of (i) the results of operations that would have occurred had the operations of these acquisitions actually been acquired at the beginning of fiscal year 2024 or (ii) future results of operations:

	Three Months Ended		Six Months Ended
	June 28, 2025	June 29, 2024	June 28, 2025	June 29, 2024
Gross revenues	$253,084	$241,627	$490,435	$470,602
Net income	$11,782	$5,364	$12,283	$5,961
Basic earnings per share	$0.19	$0.09	$0.20	$0.10
Diluted earnings per share	$0.18	$0.09	$0.19	$0.10

Note 6 – Business Acquisitions

2024 Acquisitions

The Company completed eleven acquisitions during 2024. The aggregate purchase price for the eleven acquisitions was $86,852, including $66,053 in cash, $3,059 of promissory notes, $5,859 of the Company’s common stock, and potential earn-outs of up to $17,475 payable in cash and stock, which have been recorded at an estimated fair value of $11,881. The cash portions of the purchase prices and other related costs associated with the transactions were partially financed through the Company’s amended and restated credit agreement (the “Second A&R Credit Agreement” or “Senior Credit Facility”) with Bank of America, N.A. and other lenders party thereto. See Note 11, Notes Payable and Other Obligations, for further detail on the Second A&R Credit Agreement. An option-based model and a probability-weighted approach were used to determine the fair value of the earn-outs, which are generally accepted valuation techniques that embody all significant assumption types. In order to determine the fair values of tangible and intangible assets acquired and liabilities assumed, the Company engaged an independent third-party valuation specialist to assist in the determination of fair values. The final determination of the fair values of assets and liabilities will be completed within the one-year measurement period as required by ASC 805. The 2024 acquisitions will necessitate the use of this measurement period to adequately analyze and assess the factors used in establishing the asset and liability fair values as of the relevant acquisition date, including intangible assets, accounts receivable, prepaid expenses, deferred tax liabilities, and other certain liabilities.

2023 Acquisitions

On April 6, 2023, the Company acquired all of the outstanding equity interests in the Visual Information Solutions commercial geospatial technology and software business (“VIS”) from L3Harris. VIS is a provider of subscription-based software solutions for the analysis and management of software applications and Analytics as a Service (AaaS) solutions. The Company acquired VIS for a cash purchase price of $75,371. The purchase price and other related costs associated with the transaction were financed through the Company’s Second A&R Credit Agreement. In order to determine the fair values of tangible and intangible assets acquired and liabilities assumed, the Company engaged an independent third-party valuation specialist to assist in the determination of fair values. The final determination of the fair value of assets and liabilities was completed within the one-year measurement period as required by ASC 805. Purchase price allocation adjustments recorded during 2024 were not material.

On February 22, 2023, the Company acquired all of the outstanding equity interests in Continental Mapping Acquisition Corp. and its subsidiaries, including Axim Geospatial, LLC (collectively “Axim”), a provider of comprehensive geospatial services and solutions addressing critical mission requirements for customers across the defense and intelligence and state and local government sectors. The aggregate purchase price of the acquisition was $139,569, including $119,736 in cash, a $6,333 promissory note, and $13,500 of the Company’s common stock. The cash portion of the purchase price and other related costs associated with the transaction were financed through the Second A&R Credit Agreement. In order to determine the fair values of tangible and intangible assets acquired and liabilities assumed, the Company engaged an independent third-party valuation specialist to assist in the determination of fair values. The final determination of the fair value of assets and liabilities was completed within the one-year measurement period as required by ASC 805. Purchase price allocation adjustments recorded during 2024 were not material.

The Company completed five other acquisitions during 2023. The aggregate purchase price for the five acquisitions was $9,477, including $8,000 in cash, $867 of the Company’s common stock, and a potential earn-out of up to $640 payable in cash, which was recorded at an estimated fair value of $610. A probability-weighted approach was used to determine the fair value of the earn-out, which is a generally accepted valuation technique that embodies all significant assumption types. The final determination of the fair value of assets and liabilities was completed within the one-year measurement period as required by ASC 805. Purchase price allocation adjustments recorded during 2024 were not material.

2022 Acquisitions

The Company completed five acquisitions during 2022. The aggregate purchase price of all five acquisitions was $14,220, including $5,882 in cash, $1,606 of promissory notes, $433 of the Company’s common stock, and potential earn-outs of up to $15,850 payable in cash and stock, which were recorded at an estimated fair value of $6,299. An option-based model was used to determine the fair value of the earn-outs, which is a generally accepted valuation technique that embodies all significant assumption types. In order to determine the fair values of tangible and intangible assets acquired and liabilities assumed, the Company engaged an independent third-party valuation specialist to assist in the determination of fair values. The final determination of the fair value of assets and liabilities was completed within the one-year measurement period as required by ASC 805. Purchase price allocation adjustments recorded during 2023 were not material.

The following table summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition dates for acquisitions closed during fiscal years 2024, 2023, and 2022:

	2024	2023				2022
	Total	VIS	Axim	Other	Total	Total
Cash	$2,134	$7,027	$5,419	$1,316	$13,762	$—
Billed and unbilled receivables, net	10,324	5,042	12,080	1,609	18,731	1,794
Right-of-use assets	3,386	2,162	1,643	552	4,357	632
Property and equipment	1,762	118	2,870	38	3,026	1,510
Prepaid expenses	1,108	1,503	1,180	17	2,700	—
Other assets	65	—	156	2	158	—
Intangible assets:
Customer relationships	35,048	35,626	36,439	2,526	74,591	3,606
Trade name	1,272	3,025	2,266	210	5,501	268
Customer backlog	6,334	894	2,155	943	3,992	459
Developed technology	—	4,024	2,185	—	6,209	—
Other	3,694	26	414	254	694	298
Total Assets	$65,127	$59,447	$66,807	$7,467	$133,721	$8,567
Liabilities	(7,399)	(16,689)	(26,889)	(2,297)	(45,875)	(5,623)
Deferred tax liabilities	(376)	(8,728)	(3,624)	(496)	(12,848)	—
Net assets acquired	$57,352	$34,030	$36,294	$4,674	$74,998	$2,944

Consideration paid (Cash, notes and/or stock)	$74,971	$75,371	$139,569	$8,867	$223,807	$7,921
Contingent earn-out liability (Cash and stock)	11,881	—	—	610	610	6,299
Total Consideration	$86,852	$75,371	$139,569	$9,477	$224,417	$14,220
Excess consideration over the amounts assigned to the net assets acquired (Goodwill)	$29,500	$41,341	$103,275	$4,803	$149,419	$11,276

Goodwill was recorded based on the amount by which the purchase price exceeded the fair value of the net assets acquired and the amount is attributable to the reputation of the business acquired, the workforce in place and the synergies to be achieved from these acquisitions. See Note 9, Goodwill and Intangible Assets, for further information on fair value adjustments to goodwill and identified intangible assets.

The consolidated financial statements of the Company include the results of operations from any business acquired from their respective dates of acquisition. The following table presents the results of operations of businesses acquired from their respective dates of acquisition for fiscal years 2024, 2023, and 2022.

	2024	2023	2022
Gross revenues	$40,650	$91,730	$5,211
Income before income taxes	$10,181	$10,785	$985

General and administrative expense for fiscal years 2024, 2023, and 2022 includes $6,865, $5,575, and $2,639, respectively, of acquisition-related costs pertaining to the Company’s acquisition activities.

The following table presents the unaudited, pro forma consolidated results of operations (in thousands, except per share amounts) for fiscal years 2024, 2023, and 2022 as if the 2024 acquisitions had occurred at the beginning of fiscal year 2023 and the 2023 acquisitions had occurred at the beginning of fiscal year 2022. The pro forma information provided below is compiled from the pre-acquisition financial information and includes pro forma adjustments for amortization expense of intangible assets to reflect the fair value of identified assets acquired, to record the effects of financing from the Company’s Senior Credit Facility, to record the effects of promissory notes issued, adjustments to certain expenses, and to record the income tax impact of these adjustments. These unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the Company would have been if the acquisitions and related financing transactions had occurred on the date assumed, nor are they indicative of future results of operations.

	Fiscal Years Ended
	2024	2023	2022
Gross revenues	$959,839	$938,770	$912,127
Net income	$28,516	$38,975	$44,323
Basic earnings per share	$0.46	$0.64	$0.74
Diluted earnings per share	$0.45	$0.63	$0.72